CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 18,566	$ 18,915
Restricted cash	10,203	8,055
Trade receivables	7,637	2,088
Amounts due from affiliates	3,780	4,237
Advances to joint ventures	0	6,275
Inventory	649	697
Current portion of net investment in direct financing lease	3,723	3,485
Prepaid expenses and other receivables	1,395	609
Total current assets	45,953	44,361
Long-term assets
Restricted cash	13,922	14,154
Cash designated for acquisition	0	91,768
Vessels, net of accumulated depreciation	683,998	342,591
Other equipment	626	592
Intangibles and goodwill	25,285	16,241
Advances to joint ventures	3,198	943
Net investment in direct financing lease	283,803	286,626
Long-term deferred tax asset	150	791
Other long-term assets	9,456	12,400
Total long-term assets	1,020,438	766,106
Total assets	1,066,391	810,467
Current liabilities
Current portion of long-term debt	45,458	32,208
Trade payables	389	972
Amounts due to owners and affiliates	799	1,374
Value added and withholding tax liability	1,021	796
Derivative instruments	3,287	3,534
Accrued liabilities and other payables	20,921	18,932
Total current liabilities	71,875	57,816
Long-term liabilities
Accumulated losses of joint ventures	26,848	25,886
Long-term debt	446,011	300,440
Revolving credit and seller’s credit due to owners and affiliates	58,705	43,005
Derivative instruments	3,936	3,511
Long-term tax liability	2,547	2,228
Long-term deferred tax liability	3,915	1,556
Other long-term liabilities	10,413	11,235
Total long-term liabilities	552,375	387,861
Total liabilities	624,250	445,677
EQUITY
Accumulated other comprehensive income (loss)	(5,118)	(5,736)
Total partners’ capital	350,899	364,790
Non-controlling interest	91,242	0
Total equity	442,141	364,790
Total liabilities and equity	1,066,391	810,467
Common units public [Member]
EQUITY
Total partners’ capital	312,083	321,091
Total equity	312,083	321,091
Common units Hoegh LNG [Member]
EQUITY
Total partners’ capital	6,115	6,849
Total equity	6,115	6,849
Subordinated units [Member]
EQUITY
Total partners’ capital	37,819	42,586
Total equity	$ 37,819	$ 42,586